Accounts Receivables - Schedule of the Activity in the Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Accounts Receivables, Net [Abstract]
Balance at beginning of year
Provision	8,056
Balance at end	$ 8,056